Advances to joint ventures (Tables)	9 Months Ended
Sep. 30, 2016
Receivables [Abstract]
Investments in and Advances to Affiliates [Table Text Block]
	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2016	2015
Current portion of advances to joint ventures	$6,450	$7,130
Long-term advances to joint ventures	2,311	6,861
Advances/shareholder loans to joint ventures	$8,761	$13,991